N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO of AMERICA
Entity Central Index Key	0000740858
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
FutureFund Series Account
Prospectus:
Portfolio Company Objective [Text Block]	TYPE/INVESTMENT OBJECTIVE
FutureFund Series Account | JensenQualityGrowthFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Jensen Quality Growth Fund
Portfolio Company Adviser [Text Block]	Jensen Investment Management Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(16.89%)
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]	12.93%